Liquidity - Financial Debt (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Financial Liabilities
Carrying Amount	€ 8,937	€ 7,169
Current financial liabilities	4,277	1,735
Non-current financial liabilities	7,169	7,941
Total financial liabilities	€ 11,446	€ 9,676
Financial debt as % of financial liabilities	78.00%	74.00%
Interest rate	3.33%	3.49%	1.23%
Bonds
Financial Liabilities
Carrying Amount	€ 6,090	€ 6,780
Private placements
Financial Liabilities
Carrying Amount	99	388
Commercial paper
Financial Liabilities
Carrying Amount	€ 498	€ 0
Interest rate	3.03%	0.00%
Bank loans
Financial Liabilities
Carrying Amount	€ 2,250	€ 0
Current
Financial Liabilities
Nominal Volume	3,639	1,143
Carrying Amount	3,636	1,143
Current financial liabilities	€ 4,277	€ 1,735
Financial debt as % of financial liabilities - current	85.00%	66.00%
Current | Bonds
Financial Liabilities
Nominal Volume	€ 889	€ 850
Carrying Amount	888	849
Current | Private placements
Financial Liabilities
Nominal Volume	0	292
Carrying Amount	0	294
Current | Commercial paper
Financial Liabilities
Nominal Volume	500	0
Carrying Amount	498	0
Current | Bank loans
Financial Liabilities
Nominal Volume	2,250	0
Carrying Amount	2,250	0
Non Current
Financial Liabilities
Nominal Volume	5,746	6,612
Carrying Amount	5,301	6,026
Non-current financial liabilities	€ 7,169	€ 7,941
Financial debt as % of financial liabilities - non-current	74.00%	76.00%
Non Current | Bonds
Financial Liabilities
Nominal Volume	€ 5,650	€ 6,521
Carrying Amount	5,201	5,932
Non Current | Private placements
Financial Liabilities
Nominal Volume	96	90
Carrying Amount	99	95
Non Current | Commercial paper
Financial Liabilities
Nominal Volume	0	0
Carrying Amount	0	0
Non Current | Bank loans
Financial Liabilities
Nominal Volume	0	0
Carrying Amount	€ 0	€ 0